Income and Social Contribution Taxes - Summary of Income and Social Contribution Taxes recoverable (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income and social contribution taxes [abstract]
Income tax	R$ 253	R$ 231
Social contribution tax	140	130
Income and social contribution tax credits	393	361
Income and social contribution tax credits current	387	340
Income and social contribution tax credits noncurrent	6	21
Income tax	83	88
Social contribution tax	29	27
Total	R$ 112	R$ 115